Subsequent Events, Textual (Details)		1 Months Ended			12 Months Ended
	Jan. 09, 2020 USD ($) $ / shares	Mar. 24, 2020 shares	Jan. 31, 2020 tonne	Dec. 31, 2019 USD ($) tonne	Dec. 31, 2019 USD ($)	Mar. 25, 2020 USD ($) derivative shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Dividend declaration
Dividends payable | $				$ 128,000	$ 128,000		$ 123,000	$ 0
Bunker fuel, annual tonnes | tonne				12,000
Bunker fuel, monthly tonnes | tonne				1,000
Subsequent Event
Dividend declaration
Bunker fuel, annual tonnes | tonne			12,000
Bunker fuel, monthly tonnes | tonne			1,000
Derivative, number of instruments held | derivative						4
Fixed interest rate						0.798%
Notional amount | $						$ 50,000
Subsequent Event | Cumulative Preferred Stock
Dividend declaration
Dividends payable (in USD per share) | $ / shares	$ 0.50
Dividends payable | $	$ 2,750,000
Date of record	Jan. 23, 2020
Date to be paid	Jan. 30, 2020
2020 March Share Repurchase Program | Subsequent Event | Common Stock
Dividend declaration
Stock repurchase program, number of shares authorized to be repurchased (in shares)						2,000,000
Stock repurchase program, additional number of shares authorized to be repurchased (in shares)						1,500,000
Stock repurchased during period (in shares)		1,136,254
2020 March Share Repurchase Program | Subsequent Event | Series C Preferred Stock
Dividend declaration
Stock repurchase program, number of shares authorized to be repurchased (in shares)						100,000
Stock repurchased during period (in shares)		2,496
2020 March Share Repurchase Program | Subsequent Event | Series D Preferred Stock
Dividend declaration
Stock repurchase program, number of shares authorized to be repurchased (in shares)						100,000
Stock repurchased during period (in shares)		4,950
Minimum
Dividend declaration
Bunker fuel, sulphur content					0.50%
Minimum | Subsequent Event
Dividend declaration
Bunker fuel, sulphur content			0.50%
Maximum
Dividend declaration
Bunker fuel, sulphur content					3.50%
Maximum | Subsequent Event
Dividend declaration
Bunker fuel, sulphur content			3.50%